Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Computer hardware
Annual rates and methods of depriciation	30% declining balance
Computer software
Annual rates and methods of depriciation	100% declining balance
Aircraft [Member]
Annual rates and methods of depriciation	10% declining balance
Furniture and other equipment [Member]
Annual rates and methods of depriciation	20% declining balance
Leasehold improvements [Member]
Annual rates and methods of depriciation	10% declining balance